Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related party transactions and balances

Note 11 — Related party transactions and balances

The following was a summary of related party’s balances as of March 31, 2023 and 2022:

Mr. Wai Man (Raymond) Yip (“Mr. Yip”), a director of ALE Corporate Services Limited and Chief Financial Officer of the Company.

Mr. Tak Ching (Anthony) Poon (“Mr. Poon”), Chief Executive Officer of the Company.

Amount due from related parties

Name of			As of March 31
related parties	Relationship	Nature of transactions	2022	2023
			HKD	HKD	US$
ALE Properties Limited	Mr. Poon is a director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	$7,060	$-	$-
APTC Holdings Limited	Mr. Poon is a sole director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	8,851	-	-
CMB Corporate Services Limited	Mr. Poon is a sole director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 10, 2021.	750	-	-
Summit Realty Company Limited	Mr. Yip is a director	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	500	-	-
Wing Sang Holdings Limited	Mr. Yip is a sole director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	8,851	-	-

			$26,012	$-	$-